Equity-Based Compensation Plans (Summary of Service-Based and Performance-Based Awards) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares shares
Service-Based Awards
Number of Phantom Units
Unvested at December 31, 2017 (in units) | shares	239,837
Granted (in units) | shares	28,484
Forfeited (in units) | shares	(17,073)
Settled (in units) | shares	(55,309)
Unvested at December 31, 2018 (in units) | shares	195,939
Average Grant Date Fair Value
Unvested at December 31, 2017 (in dollars unit) | $ / shares	$ 34.81
Granted (in dollars per unit) | $ / shares	22.12
Forfeited (in dollars per unit) | $ / shares	31.46
Settled (in dollars per unit) | $ / shares	44.92
Unvested at December 31, 2018 (in dollars per unit) | $ / shares	$ 30.40
Total Value (in thousands)
Unvested at December 31, 2017 | $	$ 8,349
Granted | $	630
Forfeited | $	(537)
Settled | $	(2,484)
Unvested at December 31, 2018 | $	$ 5,958
Performance-Based Awards
Number of Phantom Units
Unvested at December 31, 2017 (in units) | shares	582,375
Granted (in units) | shares	0
Forfeited (in units) | shares	(67,266)
Settled (in units) | shares	(137,103)
Unvested at December 31, 2018 (in units) | shares	378,006
Average Grant Date Fair Value
Unvested at December 31, 2017 (in dollars unit) | $ / shares	$ 34.73
Granted (in dollars per unit) | $ / shares	0
Forfeited (in dollars per unit) | $ / shares	33.49
Settled (in dollars per unit) | $ / shares	45.40
Unvested at December 31, 2018 (in dollars per unit) | $ / shares	$ 31.09
Total Value (in thousands)
Unvested at December 31, 2017 | $	$ 20,228
Granted | $	0
Forfeited | $	(2,253)
Settled | $	(6,224)
Unvested at December 31, 2018 | $	$ 11,751